Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Summary of Financial Instruments whose Contract Amount Represents Credit Risk

The following financial instruments whose contract amount represents credit risk were outstanding at December 31:

(Dollars in thousands)	2014	2013

Commitments to extend credit	$126,387	$119,571

Letters of credit	$1,778	$679